Morgan Stanley Technology Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002

Dear Shareholder:

The six-month period ended February 28, 2002, was marked by recession in the U.S. economy and terrorist attacks on U.S. soil. Expectations for corporate earnings generally declined in this period, as did stock market valuations. Trading was volatile and somewhat directionless from the standpoint that few industry sectors outperformed for sustained periods of time. Poor performance was heavily concentrated in technology stocks, resulting from companies trimming their spending on information technology. However, for the first time in any postwar recession consumer spending on durables did not decline. Instead, spending in this area remained steadfast despite record high debt levels and record low savings levels. Even a ratcheting up of unemployment did not deter this spending. As a result, the consumer cyclical area uncharacteristically led both the economy and the stock market in performance.

Fortunately, fears of economic paralysis never became reality. One contributing factor was that the Federal Reserve Board embarked on a series of aggressive interest-rate cuts. During the six-month period under review, the Fed lowered the federal funds rate from 3.50 percent to 1.75 percent. Despite fears to the contrary, market psychology actually improved during the fourth quarter as news on the progress of the war in Afghanistan remained positive. By late December, surprisingly high consumer confidence numbers confirmed this growing optimism. Other economic data such as wholesale and business inventories and new home sales also suggested that the U.S. economy had maintained its underlying strength. By the end of the year, it appeared that the economy was stabilizing.

The equity market trended down in the first two months of 2002. One factor in this decline was the Enron bankruptcy, which was thrown into the spotlight when Congressional hearings began uncovering serious lapses in the company's accounting practices. The market witnessed a fresh round of selling in February after market analysts sought to identify other companies that might have engaged in similar financial improprieties.

Performance and Portfolio Strategy

For the six-month period ended February 28, 2002, Morgan Stanley Technology Fund's Class A, B, C and D shares posted total returns of -16.31 percent, -16.44 percent, -16.44 percent and -16.04 percent, respectively. For the same period the Standard & Poor's 500 Index(1) returned

---------------------
(1)The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Technology Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

-1.67 percent and the Nasdaq Composite Index(2) returned -4.09 percent. The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, its underperformance was attributable primarily to its stock selection and sector allocation decisions. Semiconductors, software and communications equipment were the three largest sectors held by the Fund, together averaging about 63 percent of the portfolio during the period. Within communications equipment, larger core positions such as Cisco, Brocade and Qualcomm retreated. Cisco, the leader in private and public networking systems, suffered from bloated inventories and declining rates of growth as spending from dot-coms and telecom companies dried up. Smaller providers, such as ONI Systems, declined considerably as business visibility vanished after a strong start in the first part of the year. Weakness among telecom service providers continued to affect equipment providers negatively.

The Fund's largest overweighting relative to its benchmark was in semiconductors. Performance within this group was mixed, with names such as Intel and QLogic advancing while other core holdings, including Vitesse and Conexant, declined. The sub-advisor overweighted this group in anticipation of inventory building as the recovery began to take hold. In the software sector, which advanced during the period, the sub-advisor has favored companies that are dominant in their particular niche, including Microsoft, Veritas and Siebel, expecting that they will be positioned to benefit from any improved economic environment.

Looking Ahead

Morgan Stanley Investment Management Inc. is cautiously optimistic about the prospects for economic recovery, believing that signs of recovery are becoming evident in selected industries and companies, with inventories beginning to be rebuilt. However, because not all stocks will benefit equally from a recovery, the sub-advisor anticipates that its stock-selection process will continue to be driven by intense fundamental research to ascertain the sustainability of business momentum.

---------------------
(2)The Nasdaq Composite Index is a broad based capitalization-weighted index of all Nasdaq stocks. It contains all Nasdaq National Market System issues, including a few warrants, preferreds and ADRs, as well as all domestic common stocks traded in the regular Nasdaq market.

Morgan Stanley Technology Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

We appreciate your ongoing support of Morgan Stanley Technology Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Technology Fund
FUND PERFORMANCE - FEBRUARY 28, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                  CLASS A SHARES*
----------------------------------------------------
PERIOD ENDED 2/28/02
----------------------------
1 Year                        (43.09)%(1) (46.08)%(2)
Since Inception (10/27/2000)  (58.00)%(1) (59.66)%(2)
                  CLASS C SHARES+
----------------------------------------------------
PERIOD ENDED 2/28/02
----------------------------
1 Year                        (43.53)%(1) (44.10)%(2)
Since Inception (10/27/2000)  (58.31)%(1) (58.31)%(2)
                  CLASS B SHARES**
----------------------------------------------------
PERIOD ENDED 2/28/02
----------------------------
1 Year                        (43.53)%(1) (46.36)%(2)
Since Inception (10/27/2000)  (58.31)%(1) (59.56)%(2)
                  CLASS D SHARES++
----------------------------------------------------
PERIOD ENDED 2/28/02
----------------------------
1 Year                        (42.91)%(1)
Since Inception (10/27/2000)  (57.90)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                      VALUE
-------------------------------------------------------
              Common Stocks (100.2%)
              Advertising/Marketing
              Services (0.5%)
   207,731    DoubleClick Inc.*.........  $  2,237,263
                                          ------------
              Aerospace & Defense (0.1%)
     5,900    Integrated Defense
               Technologies, Inc.*......       150,450
                                          ------------
              Biotechnology (12.7%)
   170,014    Amgen Inc.*...............     9,857,412
   281,824    Bruker Daltonics, Inc.*...     2,522,325
   109,393    Celgene Corp.*............     2,854,063
   172,870    CuraGen Corp.*............     2,874,828
   622,000    Exelixis, Inc.*...........     7,028,600
   487,300    Genaissance
               Pharmaceuticals, Inc.*...     1,525,249
    29,598    Genzyme Corp. (General
               Division)*...............     1,313,559
   148,335    Gilead Sciences, Inc.*....    10,451,684
   144,936    IDEC Pharmaceuticals
               Corp.*...................     9,104,879
   103,000    Immunex Corp.*............     2,960,220
   170,629    NPS Pharmaceuticals,
               Inc.*....................     5,093,276
   107,493    Regeneron Pharmaceuticals,
               Inc.*....................     2,441,166
   162,031    Tularik Inc.*.............     2,916,558
                                          ------------
                                            60,943,819
                                          ------------
              Computer Communications
              (10.6%)
   381,024    Brocade Communications
               Systems, Inc.*...........     8,371,097
 1,825,850    Cisco Systems, Inc.*......    26,054,879
   301,861    Emulex Corp.*.............     9,798,408
   291,024    Extreme Networks, Inc.*...     1,830,541
   425,336    Finisar Corp.*............     2,594,550
   398,514    Redback Networks Inc.*....     1,231,408
    35,746    VeriSign, Inc.*...........       848,253
                                          ------------
                                            50,729,136
                                          ------------
              Computer Peripherals
              (4.7%)
   516,814    EMC Corp.*................     5,633,273
   156,668    McDATA Corp. (Class A)*...     2,469,088
   330,580    Network Appliance,
               Inc.*....................     5,285,974

 NUMBER OF
  SHARES                                      VALUE
-------------------------------------------------------
   215,126    QLogic Corp.*.............  $  8,013,443
    66,089    Storage Technology
               Corp. ...................     1,268,909
                                          ------------
                                            22,670,687
                                          ------------
              Computer Processing
              Hardware (3.6%)
   680,303    Compaq Computer Corp. ....     6,898,272
   264,429    Dell Computer Corp.*......     6,528,752
   458,513    Sun Microsystems, Inc.*...     3,901,946
                                          ------------
                                            17,328,970
                                          ------------
              Data Processing Services
              (0.7%)
    58,696    Affiliated Computer
               Services, Inc. (Class
               A)*......................     2,870,821
    20,000    Concord EFS, Inc.*........       600,600
                                          ------------
                                             3,471,421
                                          ------------
              Electronic Components
              (2.1%)
   206,931    Flextronics International,
               Ltd. (Singapore)*........     2,967,391
   987,612    Kopin Corp.*..............     7,229,320
                                          ------------
                                            10,196,711
                                          ------------
              Electronic
              Equipment/Instruments
              (1.4%)
   261,056    Gemstar-TV Guide
               International, Inc.*.....     4,774,714
   411,413    JDS Uniphase Corp.*.......     1,995,353
                                          ------------
                                             6,770,067
                                          ------------
              Electronic Production
              Equipment (5.3%)
   157,400    Applied Materials,
               Inc.*....................     6,842,178
   172,776    Celestica Inc.*...........     5,684,330
   107,245    KLA-Tencor Corp.*.........     6,210,558
    78,591    Novellus Systems, Inc.*...     3,347,191
    97,000    Teradyne, Inc.*...........     3,250,470
                                          ------------
                                            25,334,727
                                          ------------
              Financial
              Publishing/Services (0.1%)
    19,300    SunGard Data Systems
               Inc.*....................       595,791
                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                      VALUE
-------------------------------------------------------
              Information Technology
              Services (2.5%)
    76,488    Citrix Systems, Inc.*.....  $  1,160,323
   113,494    Documentum, Inc.*.........     2,023,598
   235,629    PeopleSoft, Inc.*.........     6,849,735
   503,755    StorageNetworks, Inc.*....     1,642,241
                                          ------------
                                            11,675,897
                                          ------------
              Internet Software/Services
              (5.9%)
   372,367    Ariba, Inc.*..............     1,649,586
   234,373    BEA Systems, Inc.*........     2,978,881
   149,916    Check Point Software
               Technologies Ltd.
               (Israel)*................     4,185,655
   313,600    Interwoven, Inc.*.........     1,966,272
   136,088    Openwave Systems Inc.*....       760,732
   232,936    Siebel Systems, Inc.*.....     6,466,303
 1,789,142    Vignette Corp.*...........     5,009,598
   397,300    Vitria Technology,
               Inc.*....................     1,867,310
   230,879    Yahoo! Inc.*..............     3,338,510
                                          ------------
                                            28,222,847
                                          ------------
              Media Conglomerates (1.0%)
   194,133    AOL Time Warner Inc.*.....     4,814,498
                                          ------------
              Miscellaneous Commercial
              Services (0.7%)
   108,526    Corporate Executive Board
               Co.*.....................     3,419,654
                                          ------------
              Packaged Software (18.9%)
   146,115    Adobe Systems, Inc. ......     5,315,664
   353,181    Intuit Inc.*..............    13,382,028
   185,600    Manugistics Group,
               Inc.*....................     2,405,376
   102,142    Mercury Interactive
               Corp.*...................     3,460,571
   196,029    Micromuse Inc.*...........     1,776,023
   444,552    Microsoft Corp.*..........    25,935,164
   661,649    Oracle Corp.*.............    10,996,606
   162,785    Quest Software, Inc.*.....     2,907,340
   125,789    SAP AG (ADR) (Germany)....     4,298,210
    72,794    Symantec Corp.*...........     2,624,952
   383,168    TIBCO Software Inc.*......     4,042,422
   384,152    VERITAS Software Corp.*...    13,633,554
                                          ------------
                                            90,777,910
                                          ------------

 NUMBER OF
  SHARES                                      VALUE
-------------------------------------------------------
              Semiconductors (24.7%)
   159,130    Advanced Micro Devices,
               Inc.*....................  $  2,148,255
   889,900    Agere Systems, Inc. (Class
               A)*......................     3,559,600
   328,471    Altera Corp.*.............     6,263,942
   136,438    Analog Devices, Inc.*.....     5,076,858
   255,613    Applied Micro Circuits
               Corp.*...................     1,965,664
   160,286    Broadcom Corp. (Class
               A)*......................     4,912,766
   808,628    Conexant Systems, Inc.*...     8,280,351
   118,289    Infineon Technologies AG
               (ADR) (Germany)..........     2,691,075
   115,339    Integrated Device
               Technology, Inc.*........     2,949,218
   918,317    Intel Corp. ..............    26,217,950
    55,595    Intersil Corp. (Class
               A)*......................     1,522,191
   103,200    Linear Technology
               Corp. ...................     3,800,856
   200,032    LSI Logic Corp.*..........     2,998,480
    19,900    Maxim Integrated Products,
               Inc.*....................       910,624
   128,785    Micrel, Inc.*.............     2,586,003
   237,833    Micron Technology,
               Inc.*....................     7,646,331
   524,670    Texas Instruments,
               Inc. ....................    15,399,064
   437,800    TranSwitch Corp.*.........     1,256,486
   306,873    TriQuint Semiconductor,
               Inc.*....................     2,777,201
   681,040    Vitesse Semiconductor
               Corp.*...................     4,780,901
   288,625    Xilinx, Inc.*.............    10,367,410
                                          ------------
                                           118,111,226
                                          ------------
              Telecommunication
              Equipment (4.7%)
   726,388    ADC Telecommunications,
               Inc.*....................     2,614,997
   152,200    Microtune, Inc.*..........     1,736,602
   111,800    Nokia Corp. (ADR)
               (Finland)................     2,322,086
   549,400    ONI Systems Corp.*........     2,999,724
   295,823    QUALCOMM Inc.*............     9,836,115
   167,800    RF Micro Devices, Inc.*...     2,624,392
   215,481    Sonus Networks Inc.*......       571,025
                                          ------------
                                            22,704,941
                                          ------------
              Total Common Stocks
              (Cost $734,636,351).......   480,156,015
                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                    VALUE
-------------------------------------------------------
              Short-Term Investment (0.6%)
              Repurchase Agreement
 $   3,065    Joint Repurchase Agreement
               1.895% due 03/01/02
               (dated 02/28/02; proceeds
               $3,065,161 (Cost
               $3,065,000) (a)..........  $  3,065,000
                                          ------------

Total Investments
(Cost $737,701,351) (b).....   100.8%     483,221,015
Liabilities in Excess of
Other Assets................   (0.8)       (3,686,428)
                               -----     ------------
Net Assets..................   100.0%    $479,534,587
                               =====     ============

---------------------------------------------------
   ADR   American Depository Receipt.
    *    Non-income producing security.
    (a)  Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,424,741 and the aggregate gross unrealized depreciation is $263,905,077, resulting in net unrealized depreciation of $254,480,336.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $737,701,351).......................................  $  483,221,015
Receivable for:
    Investments sold........................................       2,377,568
    Shares of beneficial interest sold......................         392,220
    Dividends...............................................          19,310
Prepaid expenses and other assets...........................          95,594
                                                              --------------
    Total Assets............................................     486,105,707
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................       4,871,931
    Shares of beneficial interest repurchased...............         786,856
    Investment management fee...............................         409,323
    Distribution fee........................................         370,544
Accrued expenses and other payables.........................         132,466
                                                              --------------
    Total Liabilities.......................................       6,571,120
                                                              --------------
    Net Assets..............................................  $  479,534,587
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,480,802,185
Net unrealized depreciation.................................    (254,480,336)
Net investment loss.........................................      (6,358,978)
Accumulated net realized loss...............................    (740,428,284)
                                                              --------------
    Net Assets..............................................  $  479,534,587
                                                              ==============
Class A Shares:
Net Assets..................................................     $35,074,357
Shares Outstanding (unlimited authorized, $.01 par value)...      11,206,819
    Net Asset Value Per Share...............................           $3.13
                                                              ==============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........           $3.30
                                                              ==============
Class B Shares:
Net Assets..................................................    $369,311,783
Shares Outstanding (unlimited authorized, $.01 par value)...     119,263,089
    Net Asset Value Per Share...............................           $3.10
                                                              ==============
Class C Shares:
Net Assets..................................................     $56,111,042
Shares Outstanding (unlimited authorized, $.01 par value)...      18,121,231
    Net Asset Value Per Share...............................           $3.10
                                                              ==============
Class D Shares:
Net Assets..................................................     $19,037,405
Shares Outstanding (unlimited authorized, $.01 par value)...       6,067,762
    Net Asset Value Per Share...............................           $3.14
                                                              ==============

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2002 (unaudited)

Net Investment Loss:

Income
Interest....................................................  $     166,741
Dividends...................................................        140,525
                                                              -------------
    Total Income............................................        307,266
                                                              -------------
Expenses
Investment management fee...................................      2,808,417
Distribution fee (Class A shares)...........................         53,812
Distribution fee (Class B shares)...........................      2,133,022
Distribution fee (Class C shares)...........................        340,931
Transfer agent fees and expenses............................      1,050,495
Registration fees...........................................        115,733
Shareholder reports and notices.............................         54,792
Custodian fees..............................................         38,959
Professional fees...........................................         35,477
Offering costs..............................................         25,955
Trustees' fees and expenses.................................          3,420
Other.......................................................          5,231
                                                              -------------
    Total Expenses..........................................      6,666,244
                                                              -------------
    Net Investment Loss.....................................     (6,358,978)
                                                              -------------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (203,572,114)
Net change in unrealized depreciation.......................    115,909,357
                                                              -------------
    Net Loss................................................    (87,662,757)
                                                              -------------
Net Decrease................................................  $ (94,021,735)
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       OCTOBER 27, 2000*
                                                               MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2002   AUGUST 31, 2001
                                                                -------------       -------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $  (6,358,978)      $ (13,414,326)
Net realized loss...........................................     (203,572,114)       (536,856,170)
Net change in unrealized depreciation.......................      115,909,357        (370,389,693)
                                                                -------------       -------------
    Net Decrease............................................      (94,021,735)       (920,660,189)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       (5,686,719)      1,499,803,230
                                                                -------------       -------------
    Net Increase (Decrease).................................      (99,708,454)        579,143,041
Net Assets:
Beginning of period.........................................      579,243,041             100,000
                                                                -------------       -------------
End of period
(Including net investment losses of $6,358,978, and $0,
respectively)...............................................    $ 479,534,587       $ 579,243,041
                                                                =============       =============

---------------------
   * Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Technology Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of companies of any asset size engaged in technology and technology-related industries. The Fund was organized as a Massachusetts business trust on June 14, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on October 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $162,490 which was reimbursed by the Fund for the full amount thereof. Such expenses had been deferred and were fully amortized as of October 27, 2001.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $56,192,463 at February 28, 2002.

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,811, $1,097,240 and $33,184, respectively and received $8,125 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002 aggregated $228,559,560, and $233,645,318, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $30,800.

5. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $469,186,000 during fiscal 2001.

As of August 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                       FOR THE PERIOD
                                                      FOR THE SIX                    OCTOBER 27, 2000*
                                                      MONTHS ENDED                        THROUGH
                                                   FEBRUARY 28, 2002                  AUGUST 31, 2001
                                               --------------------------       ----------------------------
                                                      (unaudited)
                                                 SHARES         AMOUNT            SHARES          AMOUNT
                                               -----------   ------------       -----------   --------------
CLASS A SHARES
Sold.........................................    1,729,868   $  6,059,699        26,826,810   $  246,814,946
Redeemed.....................................   (3,008,060)   (11,289,681)      (14,344,299)    (115,144,357)
                                               -----------   ------------       -----------   --------------
Net increase (decrease) - Class A ...........   (1,278,192)    (5,229,982)       12,482,511      131,670,589
                                               -----------   ------------       -----------   --------------
CLASS B SHARES
Sold.........................................   21,302,704     75,784,180       140,771,308    1,228,875,522
Redeemed.....................................  (18,741,516)   (66,717,957)      (24,071,907)    (129,843,884)
                                               -----------   ------------       -----------   --------------
Net increase - Class B.......................    2,561,188      9,066,223       116,699,401    1,099,031,638
                                               -----------   ------------       -----------   --------------
CLASS C SHARES
Sold.........................................    2,330,781      8,068,825        25,104,740      226,471,270
Redeemed.....................................   (3,899,618)   (14,118,467)       (5,417,172)     (30,958,980)
                                               -----------   ------------       -----------   --------------
Net increase (decrease) - Class C............   (1,568,837)    (6,049,642)       19,687,568      195,512,290
                                               -----------   ------------       -----------   --------------
CLASS D SHARES
Sold.........................................    1,107,362      3,871,032        10,701,853       94,621,295
Redeemed.....................................   (2,018,029)    (7,344,350)       (3,725,924)     (21,032,582)
                                               -----------   ------------       -----------   --------------
Net increase (decrease) - Class D............     (910,667)    (3,473,318)        6,975,929       73,588,713
                                               -----------   ------------       -----------   --------------
Net increase (decrease) in Fund..............   (1,196,508)  $ (5,686,719)      155,845,409   $1,499,803,230
                                               ===========   ============       ===========   ==============

---------------------
   * Commencement of operations.

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                                      FOR THE PERIOD
                                                                 FOR THE SIX         OCTOBER 27, 2000*
                                                                MONTHS ENDED              THROUGH
                                                              FEBRUARY 28, 2002       AUGUST 31, 2001
                                                              -----------------      -----------------
                                                                 (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $ 3.74                 $10.00
                                                                    ------                 ------

Loss from investment operations:
    Net investment loss.....................................         (0.03)                 (0.05)
    Net realized and unrealized loss........................         (0.58)                 (6.21)
                                                                    ------                 ------

Total loss from investment operations.......................         (0.61)                 (6.26)
                                                                    ------                 ------

Net asset value, end of period..............................        $ 3.13                 $ 3.74
                                                                    ======                 ======

Total Return+(1)............................................        (16.31)%               (62.60)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          1.72 %                 1.54 %

Net investment loss.........................................         (1.61)%                (1.11)%

Supplemental Data:
Net assets, end of period, in thousands.....................       $35,074                $46,680

Portfolio turnover rate(1)..................................            43 %                   95 %

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      OCTOBER 27, 2000*
                                                                MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2002    AUGUST 31, 2001
                                                              -----------------   -----------------
                                                                 (unaudited)
Class B Shares(++)
Selected Per Share Data:
Net asset value, beginning of period........................        $ 3.71              $10.00
                                                                    ------              ------
Loss from investment operations:
    Net investment loss.....................................         (0.04)              (0.09)
    Net realized and unrealized loss........................         (0.57)              (6.20)
                                                                    ------              ------
Total loss from investment operations.......................         (0.61)              (6.29)
                                                                    ------              ------
Net asset value, end of period..............................        $ 3.10              $ 3.71
                                                                    ======              ======
Total Return(+)(1)..........................................        (16.44)%            (62.90)%
Ratios to Average Net Assets(2)(3):
Expenses....................................................          2.47 %              2.32 %
Net investment loss.........................................         (2.36)%             (1.89)%
Supplemental Data:
Net assets, end of period, in thousands.....................      $369,312            $433,330
Portfolio turnover rate(1)..................................            43 %                95 %

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      OCTOBER 27, 2000*
                                                                MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2002    AUGUST 31, 2001
                                                              -----------------   -----------------
                                                                 (unaudited)
Class C Shares(++)
Selected Per Share Data:

Net asset value, beginning of period........................        $ 3.71              $10.00
                                                                    ------              ------

Loss from investment operations:
    Net investment loss.....................................         (0.04)              (0.09)
    Net realized and unrealized loss........................         (0.57)              (6.20)
                                                                    ------              ------

Total loss from investment operations.......................         (0.61)              (6.29)
                                                                    ------              ------

Net asset value, end of period..............................        $ 3.10              $ 3.71
                                                                    ======              ======

Total Return(+)(1)..........................................        (16.44)%            (62.90)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          2.47 %              2.32 %

Net investment loss.........................................         (2.36)%             (1.89)%

Supplemental Data:
Net assets, end of period, in thousands.....................       $56,111             $73,111

Portfolio turnover rate(1)..................................            43 %                95 %

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      OCTOBER 27, 2000*
                                                                MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2002    AUGUST 31, 2001
                                                              -----------------   -----------------
                                                                 (unaudited)
Class D Shares(++)
Selected Per Share Data:

Net asset value, beginning of period........................        $ 3.74              $10.00
                                                                    ------              ------

Loss from investment operations:
    Net investment loss.....................................         (0.02)              (0.05)
    Net realized and unrealized loss........................         (0.58)              (6.21)
                                                                    ------              ------

Total loss from investment operations.......................         (0.60)              (6.26)
                                                                    ------              ------

Net asset value, end of period..............................        $ 3.14              $ 3.74
                                                                    ======              ======

Total Return(+)(1)..........................................        (16.04)%            (62.60)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          1.47 %              1.32 %

Net investment loss.........................................         (1.36)%             (0.89)%

Supplemental Data:
Net assets, end of period, in thousands.....................       $19,037             $26,122

Portfolio turnover rate(1)..................................            43 %                95 %

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB ADVISER

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York  10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD. 39854RPT

MORGAN STANLEY
Technology Fund


Semiannual Report
February 28, 2002